Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

8. STOCKHOLDERS’ EQUITY

Rights offering

During the first quarter of 2023, the Company distributed, at no charge to holders of the Company’s common stock, non-transferable subscription rights to purchase up to an aggregate of 6,366,129 Units. Each Unit consisted of one share of our common stock and a Warrant to purchase one share of our common stock. The Warrants were exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.25 per share. For each share of common stock held by a stockholder of the Company on February 22, 2023, the record date of the Rights Offering, such stockholder received 0.5 subscription rights. Each whole subscription right allowed the holder thereof to subscribe to purchase one Unit, which the Company refers to as the basic subscription right, at a subscription price of $1.00 per Unit. In addition, any holder of subscription rights exercising his, her or its basic subscription right in full was eligible to subscribe to purchase additional Units that remained unsubscribed in the Rights Offering at the same subscription price per Unit that applied to the basic subscription right, subject to proration among participants exercising their over-subscription privilege, which the Company refers to as the over-subscription privilege. Upon the closing of the Rights Offering, which occurred on March 14, 2023, the Company issued 3,143,969 shares of common stock and 3,143,969 warrants and received aggregate gross cash proceeds of approximately $3.14 million. After deducting dealer-manager fees and other fees and expenses related to the Rights Offering, the Company received net proceeds of approximately $2.6 million. If exercised, additional gross proceeds of up to approximately $3.93 million may be received through the exercise of warrants issued in the Rights Offering.

Series A Convertible Preferred Stock

On July 27, 2023, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock, par value $0.001 per share (the “Series A Stock”), which was amended on August 1, 2023 prior to the issuance of any shares of Series A Stock by filing Amendment No. 1 thereto (as so amended, the “Certificate”). The Certificate designates 10,000 shares of the Company’s undesignated preferred stock as Series A Stock and establishes the rights and preferences of Series A Stock.

On August 2, 2023, the Company entered into a Securities Purchase Agreement with two accredited investors (the “Purchasers”) pursuant to which the Company agreed to issue and sell in a private placement (the “Offering”) shares of Series A Stock.

Pursuant to the Securities Purchase Agreement, the Purchasers collectively agreed to purchase up to 10,000 shares of Series A Stock at a per share purchase price equal to $100.00 (the “Stated Value”), for total gross proceeds of up to $1.0 million. The Purchasers agreed to purchase 4,000 shares of Series A Stock for an aggregate purchase price of $400,000 at an initial closing of the Offering (the “Initial Closing”), which occurred on August 2, 2023. The Securities Purchase Agreement provided that the Company will issue and sell to the Purchasers, and the Purchasers will purchase, an additional 4,000 shares of Series A Stock at a second closing (the “Second Closing”), which occurred on September 7, 2023. The Securities Purchase Agreement provided that the Company will issue and sell to the Purchasers, and the Purchasers will purchase, an additional 2,000 shares of Series A Stock at an optional closing (the “Optional Closing”), which occurred on December 1, 2023.

Each share of Series A Stock is convertible, at any time and from time to time from and after the date of the Initial Closing at the option of the holder thereof, into the number of shares of common stock (“Conversion Shares”) calculated by dividing the Stated Value by a conversion price (the “Conversion Price”) of $0.10. However, if the Company’s common stock fails to continue to be listed or quoted for trading on a stock exchange, then the Conversion Price thereafter will mean the lesser of (i) $0.10, or (ii) the closing sale price of the common stock on the trading day immediately preceding the conversion date; provided that the Conversion Price shall not be less than $0.05 (the “Floor Price”). The Conversion Price is subject to standard adjustments based stock splits, stock dividends, stock combinations and the like, and the Floor Price is also subject to anti-dilution adjustments resulting from future offerings of common stock (or common stock equivalents) at a price less than the prevailing Conversion Price.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Holders shall (i) first be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to 150% times the Stated Value for each share of Series A Stock before any distribution or payment shall be made to the holders of any junior securities and (ii) then be entitled to participate in the distribution of remaining assets with the holders of common stock on an as-if-converted to common stock basis (disregarding for such purposes any conversion limitations).

The Company may redeem (i) up to 75% of the issued and outstanding shares of Series A Stock for a price per share equal to 150% of the Stated Value thereof if such redemption occurs within six months from the date of issuance, and (ii) up to 50% of the issued and outstanding shares of Series A Stock for a price per share equal to 200% of the Stated Value thereof if such redemption occurs after six months but before the expiration of twelve months from the date of issuance.

Each holder of a share of Series A Stock is entitled to receive dividends payable, subject to certain conditions, in cash or shares of common stock (“Dividend Shares”) valued as either (i) the then applicable Conversion Price, or (ii) 50% of the then current market price of the Company’s common stock, at the dividend rate of 12% per annum. Dividends are cumulative and will be payable on July 31st of each year. However, the Company may not pay dividends by issuing Dividend Shares if and to the extent that the issuance of such Dividend Shares, when added to all Conversion Shares previously issued upon prior conversions of Series A Stock and previously issued Dividend Shares (if any), would exceed the Exchange Share Cap or result in a Series A Stock holder beneficially owning shares of common stock in excess of the Individual Holder Share Cap, in each case unless the Company obtains stockholder approval for such issuances.

The shares of Series A Stock will vote with the common stock as a single class on all matters submitted to a vote of stockholders of the Company other than any proposal to approve the issuance of shares of common stock in excess of the Exchange Share Cap or the Individual Holder Share Cap. The Preferred Shares will vote on an as-converted to common stock basis, taking into account the conversion limitations resulting from the Exchange Share Cap and the Individual Holder Share Cap, if and as applicable; however, solely for purposes of determining voting rights, the Conversion Price shall be equal to the most recent closing sale price of the Common Stock as of the execution and delivery of the Securities Purchase Agreement, which was $0.47.

There was no issuance activity of the Series A Stock for the three months ended March 31, 2024 and 2023.

The Series A Stock meets the requirements for permanent equity classification as prescribed by the authoritative guidance.

The following table summarizes accrued dividends that the Company is legally obligated to pay:

	March 31, 2024	December 31, 2023
Series A preferred stock	$71,867	$41,867

Series B Convertible Preferred Stock

On March 14, 2024, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Stock”). The Certificate designates 50,000 shares of the Company’s undesignated preferred stock as Series B Stock and establishes the rights and preferences of Series B Stock.

As of March 31, 2024, the Company entered into two Securities Purchase Agreements with accredited investors (the “Purchasers”) pursuant to which the Company agreed to issue and sell in a private placement (the “Offering”) shares of Series B Stock.

Pursuant to the Securities Purchase Agreement, each share of Series B Stock will have a stated value equal to $100.00 (the “Stated Value”). As of March 31, 2024, 940 shares of Series B Stock had been sold for a total in gross proceeds of $94,000.

Each share of Series B Stock shall be convertible at the option of the holder thereof into the number of shares common stock (“Conversion Shares”) calculated by dividing the Stated Value by the Conversion Price (the “Conversion Ratio”)(subject to the limitations described below). For such purposes, the “Conversion Price” means $0.45. However, if the Company’s common stock fails to continue to be listed or quoted for trading on a stock exchange (currently, the NYSE American), then the “Conversion Price” thereafter will mean the lesser of (i) $0.45, or (ii) the closing sale price of the common stock on the trading day immediately preceding the conversion date; provided that the Conversion Price shall not be less than $0.05 (the “Floor Price”). The Conversion Price is subject to standard adjustments based stock splits, stock dividends, stock combinations and the like, and the Floor Price is also subject to anti-dilution adjustments resulting from future offerings of common stock (or common stock equivalents) at a price less than the prevailing Floor Price.

Except for stock dividends or distributions for which adjustments are to be made pursuant to antidilution provisions of the Certificate, holders of Series B Stock shall be entitled to receive dividends on shares of Series B Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The Company may redeem (i) up to 75% of the issued and outstanding Series B Preferred Shares for a price per share equal to 150% of the Stated Value thereof if such redemption occurs within six months from the date of issuance, and (ii) up to 50% of the issued and outstanding Series B Preferred Shares for a price per share equal to 200% of the Stated Value thereof if such redemption occurs after six months but before the expiration of twelve months from the date of issuance.

The Series B Stock will vote with the common stock and the Series A Convertible Preferred Stock as a single class on all matters submitted to a vote of stockholders of the Company other than any proposal to approve the issuance of shares of common stock upon the conversion of Series B Stock in excess of the Exchange Share Cap or the Individual Holder Share Cap. The shares of Series B Stock will vote on an as-converted to common stock basis, taking into account the conversion limitations resulting from the Exchange Share Cap and the Individual Holder Share Cap, if and as applicable; however, solely for purposes of determining voting rights, the Conversion Price with respect to each share of Series B Stock shall be equal to the most recent closing sale price of the Common Stock as of the execution and delivery of the securities purchase agreement or other subscription or similar agreement pursuant to which such share of Series B Stock was issued by the Company.

The Company previously engaged The Oak Ridge Financial Services Group, Inc. to serve as a financial advisor to the Company in connection with capital raising activities. In connection with the Offering, the Company has agreed to pay the Oak Ridge a cash fee equal to 8.0% of the gross proceeds received by the Company in the Offering, in addition to reimbursing Oak Ridge for its out-of-pocket expenses. In addition, the Company issued to Oak Ridge (or its designee) seven-year warrants to purchase up to a total of 300,000 shares of the Company’s common stock at an exercise price equal to $0.50 per share.

The issuance activity of the Series B Stock is summarized below:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Series B preferred stock shares issued	940	—
Net proceeds	$94,000	$—

The Series B Stock meets the requirements for permanent equity classification as prescribed by the authoritative guidance.

Third Party Vendor Engagements and Related Founder Share Forfeitures

In December 2022, Rick Nechio and Damian Novak, two of the Company’s founders, together agreed to forfeit and transfer back to the Company without consideration a total of 970,000 shares of common stock of the Company held by them, to enable the Company to preserve cash by issuing such number of shares to certain of the Company’s service providing vendors without subjecting the Company’s other stockholders to dilution therefrom. Also in December 2022, the Company entered into agreements to issue 970,000 shares to such vendors in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). Recipients of the shares included our third-party sales and distribution management service provider, as well as certain advertising, public relations, consulting, and legal service providers. Pursuant to agreements with certain of these vendors, the Company has agreed to issue up to an additional 1,030,000 shares of common stock upon the Company achieving specified revenue-related performance objectives within identified timeframes. Equity-based compensation expense related to the additional shares subject to revenue-related performance objectives was not material to the 2024 or 2023 financial statements.

8. STOCKHOLDERS’ EQUITY

Rights offering

During the first quarter of 2023, the Company distributed, at no charge to holders of the Company’s common stock, non-transferable subscription rights to purchase up to an aggregate of 6,366,129 Units. Each Unit consisted of one share of our common stock and a Warrant to purchase one share of our common stock. The Warrants were exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.25 per share. For each share of common stock held by a stockholder of the Company on February 22, 2023, the record date of the Rights Offering, such stockholder received 0.5 subscription rights. Each whole subscription right allowed the holder thereof to subscribe to purchase one Unit, which the Company refers to as the basic subscription right, at a subscription price of $1.00 per Unit. In addition, any holder of subscription rights exercising his, her or its basic subscription right in full was eligible to subscribe to purchase additional Units that remained unsubscribed in the Rights Offering at the same subscription price per Unit that applied to the basic subscription right, subject to proration among participants exercising their over-subscription privilege, which the Company refers to as the over-subscription privilege. Upon the closing of the Rights Offering, which occurred on March 14, 2023, the Company issued 3,143,969 shares of common stock and 3,143,969 warrants and received aggregate gross cash proceeds of approximately $3.14 million. After deducting dealer-manager fees and other fees and expenses related to the Rights Offering, the Company received net proceeds of approximately $2.6 million. If exercised, additional gross proceeds of up to approximately $3.93 million may be received through the exercise of warrants issued in the Rights Offering.

Series A Convertible Preferred Stock

On July 27, 2023, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock, par value $0.001 per share (the “Series A Stock”), which was amended on August 1, 2023 prior to the issuance of any shares of Series A Stock by filing Amendment No. 1 thereto (as so amended, the “Certificate”). The Certificate designates 10,000 shares of the Company’s undesignated preferred stock as Series A Stock and establishes the rights and preferences of Series A Stock.

On August 2, 2023, the Company entered into a Securities Purchase Agreement with two accredited investors (the “Purchasers”) pursuant to which the Company agreed to issue and sell in a private placement (the “Offering”) shares of Series A Stock.

Pursuant to the Securities Purchase Agreement, the Purchasers collectively agreed to purchase up to 10,000 shares of Series A Stock at a per share purchase price equal to $100.00 (the “Stated Value”), for total gross proceeds of up to $1.0 million. The Purchasers agreed to purchase 4,000 shares of Series A Stock for an aggregate purchase price of $400,000 at an initial closing of the Offering (the “Initial Closing”), which occurred on August 2, 2023. The Securities Purchase Agreement provided that the Company will issue and sell to the Purchasers, and the Purchasers will purchase, an additional 4,000 shares of Series A Stock at a second closing (the “Second Closing”), which occurred on September 7, 2023. The Securities Purchase Agreement provided that the Company will issue and sell to the Purchasers, and the Purchasers will purchase, an additional 2,000 shares of Series A Stock at an optional closing (the “Optional Closing”), which occurred on December 1, 2023.

Each share of Series A Stock is convertible, at any time and from time to time from and after the date of the Initial Closing at the option of the holder thereof, into the number of shares of common stock (“Conversion Shares”) calculated by dividing the Stated Value by a conversion price (the “Conversion Price”) of $0.10. However, if the Company’s common stock fails to continue to be listed or quoted for trading on a stock exchange, then the Conversion Price thereafter will mean the lesser of (i) $0.10, or (ii) the closing sale price of the common stock on the trading day immediately preceding the conversion date; provided that the Conversion Price shall not be less than $0.05 (the “Floor Price”). The Conversion Price is subject to standard adjustments based stock splits, stock dividends, stock combinations and the like, and the Floor Price is also subject to anti-dilution adjustments resulting from future offerings of common stock (or common stock equivalents) at a price less than the prevailing Conversion Price.

The Series A Stock contains “blocker” provisions restricting the holders’ ability to exercise conversion rights if the issuance of Conversion Shares would result in such holder beneficially owning in excess of 4.99% of the Company’s common stock. In addition, a Series A Stock holder’s ability to convert Series A Stock to common stock will be subject to an “Exchange Share Cap” and an “Individual Holder Share Cap.” Under the Exchange Cap, the total number of shares of common stock issuable upon conversion of outstanding Preferred Shares, when added to any previously issued Dividend Shares (as defined below), may not exceed 19.9% of the Company’s issued and outstanding common stock immediately prior to the date on which shares of Series A Stock are first issued. Under the Individual Holder Share Cap, no holder of Series A Stock will have the right to acquire common stock upon conversion of the Series A Stock if the issuance of shares of common stock would result in converting holder beneficially owning in excess of 19.9% of the number of shares of common stock outstanding immediately after giving effect to the issuance. The Exchange Share Cap and the Individual Holder Share Cap will not apply if the Company obtains stockholder approval to issue the shares of common stock exceeding the applicable cap as required by the NYSE American LLC Company Guide.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Holders shall (i) first be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to 150% times the Stated Value for each share of Series A Stock before any distribution or payment shall be made to the holders of any junior securities and (ii) then be entitled to participate in the distribution of remaining assets with the holders of common stock on an as-if-converted to common stock basis (disregarding for such purposes any conversion limitations).

The Company may redeem (i) up to 75% of the issued and outstanding shares of Series A Stock for a price per share equal to 150% of the Stated Value thereof if such redemption occurs within six months from the date of issuance, and (ii) up to 50% of the issued and outstanding shares of Series A Stock for a price per share equal to 200% of the Stated Value thereof if such redemption occurs after six months but before the expiration of twelve months from the date of issuance.

Each holder of a share of Series A Stock is entitled to receive dividends payable, subject to certain conditions, in cash or shares of common stock (“Dividend Shares”) valued as either (i) the then applicable Conversion Price, or (ii) 50% of the then current market price of the Company’s common stock, at the dividend rate of 12% per annum. Dividends are cumulative and will be payable on July 31st of each year. However, the Company may not pay dividends by issuing Dividend Shares if and to the extent that the issuance of such Dividend Shares, when added to all Conversion Shares previously issued upon prior conversions of Series A Stock and previously issued Dividend Shares (if any), would exceed the Exchange Share Cap or result in a Series A Stock holder beneficially owning shares of common stock in excess of the Individual Holder Share Cap, in each case unless the Company obtains stockholder approval for such issuances.

The shares of Series A Stock will vote with the common stock as a single class on all matters submitted to a vote of stockholders of the Company other than any proposal to approve the issuance of shares of common stock in excess of the Exchange Share Cap or the Individual Holder Share Cap. The Preferred Shares will vote on an as-converted to common stock basis, taking into account the conversion limitations resulting from the Exchange Share Cap and the Individual Holder Share Cap, if and as applicable; however, solely for purposes of determining voting rights, the Conversion Price shall be equal to the most recent closing sale price of the Common Stock as of the execution and delivery of the Securities Purchase Agreement, which was $0.47.

The issuance activity of the Series A Stock is summarized below:

For the year ended December 31, 2023
Series A Stock shares issued	10,000
Net proceeds	$950,000

The Series A Stock meets the requirements for permanent equity classification as prescribed by the authoritative guidance.

The following table summarizes accrued dividends that the Company is legally obligated to pay:

For the year ended December 31, 2023
Series A Stock	$41,867

Third Party Vendor Engagements and Related Founder Share Forfeitures

In December 2022, Rick Nechio and Damian Novak, two of the Company’s founders, together agreed to forfeit and transfer back to the Company without consideration a total of 970,000 shares of common stock of the Company held by them, to enable the Company to preserve cash by issuing such number of shares to certain of the Company’s service providing vendors without subjecting the Company’s other stockholders to dilution therefrom. Also in December 2022, the Company entered into agreements to issue 970,000 shares to such vendors in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). Recipients of the shares included our third-party sales and distribution management service provider, as well as certain advertising, public relations, consulting, and legal service providers. Pursuant to agreements with certain of these vendors, the Company has agreed to issue up to an additional 1,030,000 shares of common stock upon the Company achieving specified revenue-related performance objectives within identified timeframes. The Company recorded equity-based compensation totaling $1,233,300 during 2022 related to the share awards. Equity-based compensation expense related to the additional shares subject to revenue-related performance objectives was not material to the 2023 or 2022 financial statements.